8. INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Intangible Assets Tables Abstract
Schedule of Intangible assets
	Estimated	March 31,	September 30,
	Useful Lives	2019	2018

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(158,888)	(72,222)
Intangible assets, net		$361,112	$447,778

	Estimated	September 30,	September 30,
	Useful Lives	2018	2017

Technology	3 years	$520,000	$-
Less: accumulated amortization		(72,222)	-
Intangible assets, net		$447,778	$-